Income Taxes - Valuation Allowance (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 1,000.4	$ 764.1	$ 873.1
Balance at end of year	1,215.5	1,000.4	764.1
Included in income tax expense (benefit) [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance	228.6	36.7	21.9
Change in deferred assets in other comprehensive income [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance	$ (13.5)	$ 199.6	$ (130.9)